Subsequent events	6 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent eventsThere were no material subsequent events from the end of the reporting period until the date of signing of this report that would require and adjustment to or disclosure in the condensed consolidated financial statements.